Consolidated Balance Sheets - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		¥ 243,392	¥ 114,945
Restricted cash			5,000
Short-term investments		21,474	34,823
Accounts receivable, net		466,066	401,667
Prepayments and other current assets		49,321	44,412
Total current assets		780,253	600,847
Non-current assets:
Restricted cash		5,000
Property, equipment and leasehold improvement, net		1,667	2,171
Intangible assets, net		8,050	10,150
Right-of-use assets		10,249	14,723
Goodwill		84,609	84,609
Other non-current assets		4,149
Total non-current assets		113,724	111,653
TOTAL ASSETS		893,977	712,500
Current liabilities
Accounts payable		316,868	227,156
Short-term borrowings		20,000
Contract liabilities		4,295	888
Salary and welfare benefits payable		73,609	63,303
Tax payable		950	3,078
Accrued expenses and other current liabilities		25,759	40,888
Short-term lease liabilities		3,951	7,676
Warrant		850	1,045
Total current liabilities		501,533	344,034
Non-current liabilities
Deferred tax liabilities		2,013	2,538
Long-term lease liabilities		5,398	6,226
Deferred revenue		1,432	1,432
Warrant		5,419
Total non-current liabilities		14,262	70,128
TOTAL LIABILITIES		515,795	414,162
Commitments and contingencies (Note 19)
TOTAL MEZZANINE EQUITY			1,558,881
SHAREHOLDERS’ (DEFICIT)/EQUITY :
Ordinary shares (US$ 0.00001 par value, 5,000,000,000 and 5,000,000,000 shares (4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares) authorized as of December 31, 2022 and 2023, respectively; 31,780,394 and 75,440,709 shares (56,844,205 Class A ordinary shares and 18,596,504 Class B ordinary shares) issued and outstanding as of December 31, 2022 and 2023, respectively)*	[1]	5	2
Treasury stock	[1]	(1,025)	(1,025)
Additional paid-in capital	[1]	2,491,873	25
Accumulated deficit		(2,113,821)	(1,259,479)
Accumulated other comprehensive (loss)/income		1,150	(66)
TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY:		378,182	(1,260,543)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY		893,977	712,500
Convertible Redeemable Preferred Shares
Non-current liabilities
TOTAL MEZZANINE EQUITY			1,558,881
Related Party
Current liabilities
Amounts due to related party		55,251
Non-current liabilities
Amounts due to related party			¥ 59,932

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).